Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition $ in Thousands	Dec. 31, 2022 USD ($)
Acquisition of GIS [member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	$ (23,568)
Cash and cash equivalents of the subsidiary	5,409
Total cash and cash equivalents	(18,159)
Acquisition of Formatec Holdings [member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of the subsidiary	712
Total cash and cash equivalents	(12,899)
Acquisition of DeepCube [member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the subsidiary	2,691
Total cash and cash equivalents	(37,391)
Acquisition of NanoFabrica [member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the subsidiary	2,218
Total cash and cash equivalents	(20,759)
Acquisition of Essemtec [member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the subsidiary	3,221
Total cash and cash equivalents	$ (11,931)